GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of revenues by product lines (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenues		$ 2,414.7	$ 2,329.9	$ 2,166.8
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		452.0	507.8	480.5
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	45.4	47.1	33.4
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		497.4	554.9	513.9
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		981.2	858.0	755.2
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 936.1	$ 917.0	$ 897.7

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues